Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

(1)	Amount due to related parties – current

	As of December 31,
	2020	2021
	RMB	RMB
Hunan Qindao Network Media Technology Co., Ltd. (ii)	19,462	5,016

Total	19,462	5,016

(ii)	The amount of RMB19,462 and RMB5,016 as of December 31, 2020and 2021 primarily represented the unpaid revenue sharing of live video service to Hunan Qindao Network Media Technology Co., Ltd.

(2)	Sales to a related party

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Hunan Qindao Network Media Technology Co., Ltd. (iii)	5,449	5,627	—

Total	5,449	5,627	—

(iii)	The sales to Hunan Qindao Network Media Technology Co., Ltd. represented mobile marketing services provided.

(3)	Purchases from related parties

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Hunan Qindao Network Media Technology Co., Ltd. (iv)	497,789	354,274	253,691
Beijing Santi Cloud Union Technology Co., Ltd. (v)	—	5,511	—
Beijing Santi Cloud Time Technology Co., Ltd. (v)	—	3,410	—
Beijing Shiyue Haofeng Media Co., Ltd. (iv)	2,070	164	—
Others	—	—	115

Total	499,859	363,359	253,806

(iv)	The purchases from Hunan Qindao Network Media Technology Co., Ltd. and Beijing Shiyue Haofeng Media Co., Ltd. mainly represented the Revenue Sharing.
(v)	The purchases from Beijing Santi Cloud Union Technology Co., Ltd. and Beijing Santi Cloud Time Technology Co., Ltd. were mainly related to its bandwidth services.